Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	$ 15,580,584	$ 14,643,068
Lease liabilities	1,257,694	1,118,787
Guarantee deposits	21,235	21,600
Total	16,859,513	15,783,455
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,469,744	1,699,165
Lease liabilities	267,759	174,460
Total	2,737,503	1,873,625
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	7,506,844	5,675,288
Lease liabilities	250,104	182,767
Total	7,756,948	5,858,055
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	4,273,199	5,354,335
Lease liabilities	57,856	57,057
Total	4,331,055	5,411,392
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	1,330,797	1,914,280
Lease liabilities	681,975	704,503
Guarantee deposits	21,235	21,600
Total	$ 2,034,007	$ 2,640,383